Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income [Abstract]
Sales and other income	$ 6,428	$ 6,642	$ 5,402
Product sales	6,353	6,570	5,334
Interest, dividends and other	75	72	68
Costs and expenses	5,217	4,521	5,021
Production costs	3,183	2,977	2,656
Exploration costs	388	279	206
Related party transactions	(14)	(12)	(15)
General and administrative	299	287	228
Royalties	164	193	142
Market development costs	10	9	14
Depreciation, depletion and amortization	794	789	720
Impairment of assets	367	17	91
Interest expense	213	178	151
Accretion expense	33	28	22
Employment severance costs	10	15	23
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	35	(43)	(3)
Non-hedge derivative (gain)/loss and movement on bonds	(265)	(196)	786
Income/(loss) from continuing operations before income tax and equity income in associates	1,211	2,121	381
Taxation benefit/(expense)	(340)	(705)	(255)
Equity income/(loss) in associates	(23)	59	40
Equity Income In Subsidiaries	0	0	0
Preferred Stock Dividends	0	0	0
Net income/(loss)	848	1,475	166
Less: Net income attributable to noncontrolling interests	(19)	(50)	(54)
Net income/(loss) - attributable to AngloGold Ashanti	829	1,425	112
Common Stock [Member]
Statement Of Income [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	826	1,420	112
Earnings Per Share, Basic [Abstract]
Ordinary shares (USD per share)	$ 2.15	$ 3.71	$ 0.30
Ordinary shares - diluted (USD per share)	$ 1.61	$ 3.17	$ 0.30
Ordinary shares - weighted (Shares)	384,374,029	383,010,809	368,688,159
Ordinary shares - diluted weighted (Shares)	419,738,843	418,107,439	370,257,765
Dividend paid per ordinary share (cents)	$ 0.56	$ 0.34	$ 0.18
E Ordinary Shares [Member]
Statement Of Income [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 3	$ 5	$ 0
Earnings Per Share, Basic [Abstract]
Ordinary shares (USD per share)	$ 1.08	$ 1.85	$ 0.15
Ordinary shares - diluted (USD per share)	$ 0.84	$ 1.60	$ 0.15
Ordinary shares - weighted (Shares)	2,392,316	2,950,804	3,182,662
Ordinary shares - diluted weighted (Shares)	2,392,316	2,950,804	3,182,662
Dividend paid per ordinary share (cents)	$ 0.28	$ 0.17	$ 0.09